Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Time deposits, $100,000 or more	$ 294,452	$ 216,577
Time deposits, $250,000 or more	148,473	72,685
Brokered deposits	$ 124,884	$ 101,215